Organization and principal activities - Sales Commitment Arrangements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Percentage of base transaction price	100.00%	100.00%
Payable to equity method investees for direct transactions with property developers	¥ 0
Deposits with real estate developers	0
Revenue	245,948	$ 35,659	¥ 942,380	¥ 2,451,287
Base commission from transactions
Variable interest entity
Revenue	201,907		821,899	¥ 2,223,685
Sales Commitment Arrangements
Variable interest entity
Deposits with real estate developers	40,085
Sales Commitment Arrangements | Base commission from transactions
Variable interest entity
Revenue			2,861
Sales Commitment Arrangements | Sales Incentive
Variable interest entity
Revenue	4,744
Self-Commitment or Non-Group Collaborative Agreements | Sales Incentive
Variable interest entity
Revenues shared with fund providers (including the Group's equity method investees)	¥ 960		¥ 388
Maximum
Variable interest entity
Withdrawal penalty	10.00%